UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Stockholders' Deficit Previously reported	Stockholders' Deficit Retroactive application of recapitalization	Stockholders' Deficit	Common Stock Previously reported	Common Stock Retroactive application of recapitalization	Common Stock	Additional Paid-in Capital Previously reported	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital	Accumulated Deficit Previously reported	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously reported	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest Previously reported	Noncontrolling interest	Previously reported	Retroactive application of recapitalization	Total
Beginning balance (in shares) at Dec. 31, 2022				1,588,141	11,750,109	13,338,250
Beginning balance at Dec. 31, 2022	$ (12,386,857)	$ 11,982,284	$ (404,573)	$ 159	$ 1,175	$ 1,334	$ 1,306,658	$ 11,981,109	$ 13,287,767	$ (13,710,685)	$ (13,710,685)	$ 17,011	$ 17,011	$ 22,843	$ 22,843	$ (12,364,014)	$ 11,982,284	$ (381,730)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense			407						407									407
Other comprehensive income			97,613										97,613					97,613
Net (loss) income			(9,149,666)								(9,149,666)				(49,188)			(9,198,854)
Ending balance (in shares) at Dec. 31, 2023				1,588,141	11,750,296	13,338,437
Ending balance at Dec. 31, 2023	(21,438,503)	11,982,284	(9,456,219)	$ 159	$ 1,175	$ 1,334	1,307,065	11,981,109	13,288,174	(22,860,351)	(22,860,351)	114,624	114,624	(26,345)	(26,345)	(21,464,848)	11,982,284	(9,482,564)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense			41						41									41
Other comprehensive income			10,518										10,518					10,518
Net (loss) income			(2,605,710)								(2,605,710)				2,337			(2,603,373)
Ending balance (in shares) at Mar. 31, 2024						13,338,437
Ending balance at Mar. 31, 2024			(12,051,370)			$ 1,334			13,288,215		(25,466,061)		125,142		(24,008)			(12,075,378)
Beginning balance (in shares) at Dec. 31, 2023				1,588,141	11,750,296	13,338,437
Beginning balance at Dec. 31, 2023	(21,438,503)	11,982,284	(9,456,219)	$ 159	$ 1,175	$ 1,334	1,307,065	11,981,109	13,288,174	(22,860,351)	(22,860,351)	114,624	114,624	(26,345)	(26,345)	(21,464,848)	11,982,284	(9,482,564)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income																		29,869
Ending balance (in shares) at Sep. 30, 2024						27,232,192
Ending balance at Sep. 30, 2024	(28,340,000)		(19,922,436)	$ 2,000		$ 2,724	11,425,000		17,527,201	(39,910,000)	(37,596,854)		144,493		1,311,919	(27,029,000)		(18,610,517)
Beginning balance (in shares) at Dec. 31, 2023				1,588,141	11,750,296	13,338,437
Beginning balance at Dec. 31, 2023	(21,438,503)	$ 11,982,284	(9,456,219)	$ 159	$ 1,175	$ 1,334	1,307,065	$ 11,981,109	13,288,174	(22,860,351)	(22,860,351)	$ 114,624	114,624	$ (26,345)	(26,345)	(21,464,848)	$ 11,982,284	(9,482,564)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange (in shares)						1,067,592
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange			3,779,223			$ 107			3,779,116									3,779,223
Issuance of common stock in connection with acquisition of ATS & SESB (in shares)						160,000
Issuance of common stock in connection with acquisition of ATS & SESB			161,440			$ 16			161,424									161,440
Increase in non-controlling interests from business combination															1,287,320			1,287,320
Stock-based compensation expense			525						525									525
Noncontrolling interest ownership change			50,931						50,931						(759)			$ 50,172
Issuance of common stock (in shares)																		7,969,232
Other comprehensive income			51,383										51,383					$ 51,383
Shares issued in connection with debt settlements (in shares)						6,534,776
Shares issued in connection with debt settlements			7,461,574			$ 654			7,460,920									7,461,574
Business combination recapitalization net of transaction costs (in shares)						6,701,421
Business combination recapitalization net of transaction costs			(6,672,972)			$ 670			(6,673,642)									(6,672,972)
Net (loss) income			(22,565,748)								(22,565,748)				57,540			(22,508,208)
Ending balance (in shares) at Dec. 31, 2024						29,093,289
Ending balance at Dec. 31, 2024			(25,104,263)			$ 2,910			20,152,919		(45,426,099)		166,007		1,317,756			(23,786,507)
Beginning balance (in shares) at Mar. 31, 2024						13,338,437
Beginning balance at Mar. 31, 2024			(12,051,370)			$ 1,334			13,288,215		(25,466,061)		125,142		(24,008)			(12,075,378)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense			322						322									322
Noncontrolling interest ownership change			50,931						50,931						(759)			50,172
Issuance of common stock (in shares)						5,000
Issuance of common stock			35,000			$ 1			34,999									35,000
Other comprehensive income			(128)										(128)					(128)
Net (loss) income			(2,206,504)								(2,206,504)				(10,782)			(2,217,286)
Ending balance (in shares) at Jun. 30, 2024						13,343,437
Ending balance at Jun. 30, 2024			(14,171,749)			$ 1,335			13,374,467		(27,672,565)		125,014		(35,549)			(14,207,298)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange (in shares)						1,067,592
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange			3,779,223			$ 107			3,779,116									3,779,223
Issuance of common stock in connection with acquisition of ATS & SESB															1,287,320			1,287,320
Other comprehensive income			19,479										19,479					19,479
Shares issued in connection with debt settlements (in shares)						6,119,742
Shares issued in connection with debt settlements			7,039,536			$ 612			7,038,924									7,039,536
Business combination recapitalization net of transaction costs (in shares)						6,701,421
Business combination recapitalization net of transaction costs			(6,664,636)			$ 670			(6,665,306)									(6,664,636)
Net (loss) income			(9,924,289)								(9,924,289)				60,148			(9,864,141)
Ending balance (in shares) at Sep. 30, 2024						27,232,192
Ending balance at Sep. 30, 2024	$ (28,340,000)		(19,922,436)	$ 2,000		$ 2,724	$ 11,425,000		17,527,201	$ (39,910,000)	(37,596,854)		144,493		1,311,919	$ (27,029,000)		(18,610,517)
Beginning balance (in shares) at Dec. 31, 2024						29,093,289
Beginning balance at Dec. 31, 2024			(25,104,263)			$ 2,910			20,152,919		(45,426,099)		166,007		1,317,756			(23,786,507)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to settle claim under 3(a)(10) Settlement Agreement (Note 5) (in shares)						3,674,558
Issuance of common stock to settle claim under 3(a)(10) Settlement Agreement (Note 5)			3,077,252			$ 367			3,076,885									3,077,252
Issuance of common stock to settle share reset derivative liabilities (in shares)						2,737,168
Issuance of common stock to settle share reset derivative liabilities			1,712,005			$ 274			1,711,731									1,712,005
Other comprehensive income			10,781										10,781					10,781
Net (loss) income			(7,018,410)								(7,018,410)				41,071			(6,977,339)
Ending balance (in shares) at Mar. 31, 2025						35,505,015
Ending balance at Mar. 31, 2025			(27,322,635)			$ 3,551			24,941,535		(52,444,509)		176,788		1,358,827			(25,963,808)
Beginning balance (in shares) at Dec. 31, 2024						29,093,289
Beginning balance at Dec. 31, 2024			(25,104,263)			$ 2,910			20,152,919		(45,426,099)		166,007		1,317,756			(23,786,507)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income																		(128,923)
Ending balance (in shares) at Sep. 30, 2025						94,610,968
Ending balance at Sep. 30, 2025			(13,633,055)			$ 9,460			43,454,545		(57,134,144)		37,084		1,880,439			(11,752,616)
Beginning balance (in shares) at Mar. 31, 2025						35,505,015
Beginning balance at Mar. 31, 2025			(27,322,635)			$ 3,551			24,941,535		(52,444,509)		176,788		1,358,827			(25,963,808)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange (in shares)						15,290,930
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange			7,740,915			$ 1,529			7,739,386									7,740,915
Issuance of common stock to BOD and employees (in shares)						2,207,222
Issuance of common stock to BOD and employees			505,133			$ 221			504,912									505,133
Issuance of common stock in connection with stock subscription (in shares)						3,658,333
Issuance of common stock in connection with stock subscription			805,000			$ 366			804,634									805,000
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan (in shares)						10,069,573
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan			5,411,498			$ 1,006			5,410,492									5,411,498
Issuance of common stock in connection with acquisition of ATS & SESB (in shares)						4,900,000
Issuance of common stock in connection with acquisition of ATS & SESB			3,141,478			$ 490			3,140,988									3,141,478
Increase in non-controlling interests from business combination															228,520			228,520
Other comprehensive income			(43,860)										(43,860)					(43,860)
Net (loss) income			(3,544,064)								(3,544,064)				137,956			(3,406,108)
Ending balance (in shares) at Jun. 30, 2025						71,631,073
Ending balance at Jun. 30, 2025			(13,306,535)			$ 7,163			42,541,947		(55,988,573)		132,928		1,725,303			(11,581,232)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange (in shares)						21,194,562
Issuance of common stock in connection with the conversion of convertible debt and accrued interest under 3(a)(9) exchange			870,604			$ 2,119			868,485									870,604
Issuance of common stock to BOD and employees (in shares)						651,087
Issuance of common stock to BOD and employees			31,815			$ 65			31,750									31,815
Increase in non-controlling interests from business combination															2,607			2,607
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)						1,134,246
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors			12,476			$ 113			12,363									12,476
Other comprehensive income			(95,844)										(95,844)					(95,844)
Net (loss) income			(1,145,571)								(1,145,571)				152,529			(993,042)
Ending balance (in shares) at Sep. 30, 2025						94,610,968
Ending balance at Sep. 30, 2025			$ (13,633,055)			$ 9,460			$ 43,454,545		$ (57,134,144)		$ 37,084		$ 1,880,439			$ (11,752,616)